Note 8 - Intangible assets, net	12 Months Ended
Dec. 31, 2025
Notes
Note 8 - Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consisted of the following:

	As of December 31, 2025	As of December 31, 2024

Land use rights*	$28,314	$27,126
Software	212,790	116,331
Technology knowhow	131,531	13,175
Less: Accumulated amortization	(130,804)	(97,484)
Total intangible assets, net	$241,831	$59,148

* Land in China is owned by the government and land ownership rights cannot be sold to an individual or to a private company. However, the Chinese government grants the user a “land use right” to use the land. The land use rights granted to the Company are amortized using the straight-line method over a term of fifty years.

The Company’s subsidiary, Tongri Electric, has obtained the right to use two parcels of land for its factories from the Qingdao local government for 50 years. The land use rights are to expire in the years of 2055 and 2062. The acquisition costs of the land use rights were amortized with the building over 50 years. The use of land will be based on the specific requirement by the local government who has the right to direct how and for what purpose the land is used.

Amortization expense for the years ended December 31, 2025, 2024 and 2023 amounted to $28,025, $10,269 and $15,118, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending as of December 31, 2025:

Amortization
expenses
Twelve months ending December 31, 2026	50,379
Twelve months ending December 31, 2027	50,379
Twelve months ending December 31, 2028	42,684
Twelve months ending December 31, 2029	42,684
Twelve months ending December 31, 2030	26,550
Thereafter	29,155
Total	$241,831